PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Weighted-Average Assumptions Used to Determine Net Periodic Benefit Costs and Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Benefit Plans | United States
For Determining Net Periodic (Benefit) Cost
Discount rate	2.25%	3.16%	4.25%
Expected rate of return on plan assets	5.00%	6.25%	7.25%
Rate of compensation increase	0.00%	0.00%	0.00%
Interest crediting rate	4.75%	4.75%	5.00%
For Determining Benefit Obligation
Discount rate	2.69%	2.25%
Rate of compensation increase	0.00%	0.00%
Interest crediting rate	4.75%	4.75%
Pension Benefit Plans | Non-U.S. Plans
For Determining Net Periodic (Benefit) Cost
Discount rate	1.37%	1.68%	2.39%
Expected rate of return on plan assets	2.74%	2.98%	3.46%
Rate of compensation increase	2.60%	3.05%	2.89%
Interest crediting rate	0.00%	0.00%	0.00%
For Determining Benefit Obligation
Discount rate	1.72%	1.37%
Rate of compensation increase	2.63%	2.60%
Interest crediting rate	0.00%	0.00%
U.S. Postretirement Benefit Plan
For Determining Net Periodic (Benefit) Cost
Discount rate	2.09%	3.04%	4.16%
Expected rate of return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
For Determining Benefit Obligation
Discount rate	2.57%	2.09%
Rate of compensation increase	0.00%	0.00%